Nature of operations	3 Months Ended
Apr. 30, 2022
Nature Of Operations And Going Concern [Abstract]
Nature of operations
1.	Nature of operations
Nature of Operations
Li-Cycle Holdings
Corp. and its subsidiaries, collectively
(“Li-Cycle”
or the “Company”) started their business
as
Li-Cycle
Corp.
Li-Cycle
Corp. was incorporated in Ontario, Canada under the
Business Corporations Act
(Ontario) on November 18, 2016.
Li-Cycle’s
core business model is to build, own and operate recycling plants tailored to regional needs.
Li-Cycle’s
Spoke & Hub Technologies
™
provide an environmentally friendly resource recovery solution that addresses the growing global lithium-ion
battery recycling challenges, supporting the global transition toward electrification.
On March 28, 2019,
Li-Cycle
Corp. incorporated a wholly owned subsidiary,
Li-Cycle
Inc., under the General Corporation Law of the State of Delaware. This subsidiary operates the Company’s U.S. Spoke facilities.
On September 2, 2020,
Li-Cycle
Corp. incorporated a wholly owned subsidiary,
Li-Cycle
North America Hub, Inc., under the General Corporation Law of the State of Delaware. This subsidiary is developing the Company’s first commercial Hub, in Rochester, New York.
On August 10, 2021, in accordance with the plan of arrangement to reorganize
Li-Cycle
Corp., the Company finalized a business combination (the “Business Combination”) with Peridot Acquisition Corp., and the combined company was renamed
Li-Cycle
Holdings Corp. On closing, the common shares of
Li-Cycle
Holdings Corp. were listed on the New York Stock Exchange and commenced trading under the symbol “LICY”.